Investment Strategy - Modern Capital Tactical Income Fund	Aug. 19, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Adviser seeks to achieve the investment objective of the Fund by tactically investing long primarily in publicly traded closed-end funds, domestic or foreign common stocks, exchange-traded funds (“ETFs”), sponsored American Depositary Receipts (“ADRs”), and debt instruments. The tactical investment strategy and closed-end fund sub-strategy are discussed in more detail below. The Fund seeks income from interest payments and dividends; and seeks capital gains through short-term trading strategies. The Fund invests without restriction as to issuer capitalization, currency or country. The Fund focuses on issuers in the $100 million to $10 billion range and generally limits its emerging market exposure to 20% of portfolio assets. The Fund may also invest in high yield securities (“junk bonds”) when opportunities arise. The Fund seeks to use publicly traded fixed income vehicles such as ETFs rather than take direct exposure to individual bonds. The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies.

Tactical Investment Strategy

The Adviser’s tactical strategy focuses on changing asset allocation on a short-term basis to take advantage of perceived differences in relative values among asset classes. The Adviser begins the investment selection process by identifying macroeconomic events it believes are most likely to cause temporary disruptions to valuations in assets classes. The Adviser relies upon inputs from financial market publications, such as The Wall Street Journal, Financial Times, and Barron’s; company financial reports, such as 10-Ks and 10-Qs; consultation with company officers; analyst reports and market data terminals such as Bloomberg and Reuters. Based on its analysis, the Adviser selects investments it believes are undervalued. It sells securities when it believes they have become fully valued. Additionally, the Adviser may focus on identifying publicly traded closed-end funds trading below their net asset value (“NAV”), which may provide an opportunity for capital appreciation as well as above-average dividend yields.

The Adviser actively trades the Fund’s investment portfolio, including using what are commonly known as day-trading strategies. The Fund may make aggressive moves into or out of any particular security or sector on a short-term basis and, as a result, the Adviser expects that the Fund will have a portfolio turnover rate in excess of 100% on an annual basis. The Adviser also anticipates that the Fund’s portfolio turnover could significantly exceed 1,000% on an annual basis depending on market conditions. Critical to the success of the Adviser’s tactical investment strategy is execution of Fund trades through a broker-dealer that has the expertise and experience in executing frequent trades in a short-period of time in a manner that constitutes best execution under the circumstances.

Closed-End Fund Sub-Strategy

The Adviser identifies and invests in publicly traded closed-end funds based on its evaluation of a number of factors about a given closed-end fund including liquidity, underlying, historical performance, its management including portfolio management, discount gap between its share price and its NAV, the source of the discount, fees and other expenses, tax considerations, the extent to which it is leveraged and how it compares to mutual funds and ETFs with similar investment objectives. Based on these and other factors, the Adviser when engaging in closed-end fund transactions attempts to exploit pricing inefficiencies through tactical trading, including those that result from market volatility, by establishing entry and exit points. The average time horizon for a given closed-end investment is expected to be less than one year.

Proposed Reorganization

At a meeting held on May 20, 2026, the Board of Trustees (the “Board”) of Modern Capital Funds Trust approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of the Fund into a newly created series (the “Acquiring Fund”) of Trailmark Series Trust (the “Reorganization”).

Subject to approval by the Fund shareholders, the Reorganization will: (i) provide for the transfer of all of the assets of the Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund; (ii) the assumption of all of the liabilities of the Fund by the Acquiring Fund; and (iii) the distribution of the Acquiring Fund’s shares to shareholders in complete liquidation of the Fund. The Reorganization of the Fund is not expected to result in the recognition of a gain or loss by the Fund or its shareholders for federal income tax purposes. No sales charges or redemption fees will be imposed in connection with the Reorganization. If approved by shareholders, the Fund’s sole portfolio manager, Mr. Richard de Wet, is expected to continue to serve as the portfolio manager of the new Acquiring Fund. In addition, the investment objective and the principal investment strategies of the Acquiring Fund are the same as the principal investment strategies of the Fund.

A joint meeting of shareholders of the Fund is expected to be held during the third quarter of 2026. In advance of the meeting, shareholders of record will receive a combined Proxy Statement/Prospectus, which will contain additional information about the Reorganization, including but not limited to: a comparison of the Acquiring Fund and the Fund including fees and expenses (which are expected to be the same or lower), the terms of the Reorganization Agreement, the Board’s considerations in approving the Reorganization Agreement, the tax-free treatment of the Reorganization, the joint shareholder meeting voting instructions and the proxy.